Stock Based Compensation (Details) - USD ($) $ / shares in Millions	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	May 27, 2022	Jun. 30, 2022	Mar. 29, 2022	Jun. 30, 2023	Jun. 30, 2022
Stock Based Compensation (Details) [Line Items]
Shares of common stock (in Shares)	15,000,000
Total fair value of stock options	$ 1,638,381	$ 15,000
Stock based compensation expense		34,133	$ 95,835	$ 409,595
intrinsic value of the granted options (in Dollars per share)				$ 1.6
Unvested compensation costs		1,600,000		$ 1,200,000	$ 1,600,000
Employment service period				2 years 9 months 18 days	3 years 10 months 24 days
Total proceeds received	$ 15,000
Other liability		$ 14,825		$ 12,725	$ 14,825
Board of Directors [Member]
Stock Based Compensation (Details) [Line Items]
Shares of common stock (in Shares)	15,000,000